FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 453	SFr 455
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	31	41
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	32	(21)
Foreign currency translation impact, liabilities	(21)	(9)
Balance at end of period, liabilities	495	466
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	30	46
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(15)
Purchases, liabilities	0	58
Sales, liabilities	(26)	(80)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	0
Balance at end of period, liabilities	4	9
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,589	3,226
Transfers in, liabilities	195	226
Transfers out, liabilities	(405)	(288)
Purchases, liabilities	388	69
Sales, liabilities	(402)	(35)
Issuances, liabilities	1,091	926
Settlements, liabilities	(1,483)	(787)
Gain (loss) on transfers in/out included in trading revenues, liabilities	81	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	400	(322)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(2)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(35)	31
Balance at end of period, liabilities	3,419	3,043
Trading liabilities | Debt securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25
Transfers in, liabilities	9
Transfers out, liabilities	(8)
Purchases, liabilities	12
Sales, liabilities	(32)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	6
Trading liabilities | Equity securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	37
Transfers in, liabilities	9
Transfers out, liabilities	0
Purchases, liabilities	376
Sales, liabilities	(368)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	(1)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	53
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,527	3,169
Transfers in, liabilities	177	187
Transfers out, liabilities	(397)	(282)
Purchases, liabilities	0	1
Sales, liabilities	(2)	(3)
Issuances, liabilities	1,091	926
Settlements, liabilities	(1,483)	(787)
Gain (loss) on transfers in/out included in trading revenues, liabilities	81	2
Gain (loss) on all other activity included in trading revenues, liabilities	401	(295)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(35)	30
Balance at end of period, liabilities	3,360	2,948
Trading liabilities | Derivative instruments | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	189	317
Transfers in, liabilities	5	13
Transfers out, liabilities	(2)	(5)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	21	120
Settlements, liabilities	(17)	(87)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	5
Gain (loss) on all other activity included in trading revenues, liabilities	23	(135)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(3)	2
Balance at end of period, liabilities	216	230
Trading liabilities | Derivative instruments | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	160	100
Transfers in, liabilities	14	19
Transfers out, liabilities	(10)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2	44
Settlements, liabilities	(24)	(4)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	0
Gain (loss) on all other activity included in trading revenues, liabilities	(9)	(1)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	1	2
Balance at end of period, liabilities	133	159
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,500	1,301
Transfers in, liabilities	77	84
Transfers out, liabilities	(303)	(170)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	380	328
Settlements, liabilities	(504)	(339)
Gain (loss) on transfers in/out included in trading revenues, liabilities	78	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	239	(76)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(18)	8
Balance at end of period, liabilities	1,449	1,129
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,140	898
Transfers in, liabilities	81	72
Transfers out, liabilities	(81)	(106)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	551	309
Settlements, liabilities	(782)	(222)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	4
Gain (loss) on all other activity included in trading revenues, liabilities	195	(70)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	15
Balance at end of period, liabilities	1,097	900
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	784	845
Transfers in, liabilities	122	133
Transfers out, liabilities	(178)	(55)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	789	1,474
Settlements, liabilities	(686)	(739)
Gain (loss) on transfers in/out included in trading revenues, liabilities	6	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	175	(55)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	36
Foreign currency translation impact, liabilities	(15)	32
Balance at end of period, liabilities	997	1,665
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,665	12,501
Transfers in, liabilities	2,095	2,035
Transfers out, liabilities	(2,607)	(1,794)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,715	2,538
Settlements, liabilities	(2,334)	(2,014)
Gain (loss) on transfers in/out included in trading revenues, liabilities	101	3
Gain (loss) on all other activity included in trading revenues, liabilities	1,224	(382)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	4	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(7)	(128)
Foreign currency translation impact, liabilities	(167)	206
Balance at end of period, liabilities	13,689	12,963
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	528
Transfers in, liabilities	315
Transfers out, liabilities	(228)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	544
Settlements, liabilities	(345)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11
Gain (loss) on all other activity included in trading revenues, liabilities	58
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	9
Foreign currency translation impact, liabilities	(12)
Balance at end of period, liabilities	880
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	11,800	12,259
Transfers in, liabilities	1,765	1,721
Transfers out, liabilities	(2,123)	(1,728)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,959	1,927
Settlements, liabilities	(1,954)	(1,721)
Gain (loss) on transfers in/out included in trading revenues, liabilities	77	4
Gain (loss) on all other activity included in trading revenues, liabilities	1,148	(370)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	4	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(15)	(129)
Foreign currency translation impact, liabilities	(150)	194
Balance at end of period, liabilities	12,511	12,155
Long-term debt | Long-term debt - of which high-trigger instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	(2)
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	4
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,341	1,478
Transfers in, liabilities	37	19
Transfers out, liabilities	(77)	(29)
Purchases, liabilities	35	7
Sales, liabilities	(57)	(115)
Issuances, liabilities	75	0
Settlements, liabilities	(285)	(356)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities	32	(23)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	163	111
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	10
Balance at end of period, liabilities	1,247	1,096
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		223
Transfers in, liabilities		12
Transfers out, liabilities		(26)
Purchases, liabilities		2
Sales, liabilities		(107)
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		(6)
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		1
Balance at end of period, liabilities		99
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,862	18,551
Transfers in, liabilities	2,449	2,413
Transfers out, liabilities	(3,267)	(2,181)
Purchases, liabilities	423	134
Sales, liabilities	(485)	(230)
Issuances, liabilities	4,670	4,938
Settlements, liabilities	(4,788)	(3,896)
Gain (loss) on transfers in/out included in trading revenues, liabilities	182	(5)
Gain (loss) on all other activity included in trading revenues, liabilities	1,862	(741)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	163	104
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	4	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	25	(113)
Foreign currency translation impact, liabilities	(249)	270
Balance at end of period, liabilities	19,851	19,242
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	453	455
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	31	41
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	32	(21)
Foreign currency translation impact, liabilities	(21)	(9)
Balance at end of period, liabilities	495	466
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	30	46
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(15)
Purchases, liabilities	0	58
Sales, liabilities	(26)	(80)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	0
Balance at end of period, liabilities	4	9
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,589	3,226
Transfers in, liabilities	195	226
Transfers out, liabilities	(405)	(288)
Purchases, liabilities	388	69
Sales, liabilities	(402)	(35)
Issuances, liabilities	1,091	926
Settlements, liabilities	(1,483)	(787)
Gain (loss) on transfers in/out included in trading revenues, liabilities	81	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	400	(322)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(2)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(35)	31
Balance at end of period, liabilities	3,419	3,043
Bank | Trading liabilities | Debt securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25
Transfers in, liabilities	9
Transfers out, liabilities	(8)
Purchases, liabilities	12
Sales, liabilities	(32)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	6
Bank | Trading liabilities | Equity securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	37
Transfers in, liabilities	9
Transfers out, liabilities	0
Purchases, liabilities	376
Sales, liabilities	(368)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	(1)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	53
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,527	3,169
Transfers in, liabilities	177	187
Transfers out, liabilities	(397)	(282)
Purchases, liabilities	0	1
Sales, liabilities	(2)	(3)
Issuances, liabilities	1,091	926
Settlements, liabilities	(1,483)	(787)
Gain (loss) on transfers in/out included in trading revenues, liabilities	81	2
Gain (loss) on all other activity included in trading revenues, liabilities	401	(295)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(35)	30
Balance at end of period, liabilities	3,360	2,948
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	189	317
Transfers in, liabilities	5	13
Transfers out, liabilities	(2)	(5)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	21	120
Settlements, liabilities	(17)	(87)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	5
Gain (loss) on all other activity included in trading revenues, liabilities	23	(135)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(3)	2
Balance at end of period, liabilities	216	230
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	160	100
Transfers in, liabilities	14	19
Transfers out, liabilities	(10)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2	44
Settlements, liabilities	(24)	(4)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	0
Gain (loss) on all other activity included in trading revenues, liabilities	(9)	(1)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	1	2
Balance at end of period, liabilities	133	159
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,500	1,301
Transfers in, liabilities	77	84
Transfers out, liabilities	(303)	(170)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	380	328
Settlements, liabilities	(504)	(339)
Gain (loss) on transfers in/out included in trading revenues, liabilities	78	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	239	(76)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(18)	8
Balance at end of period, liabilities	1,449	1,129
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,140	898
Transfers in, liabilities	81	72
Transfers out, liabilities	(81)	(106)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	551	309
Settlements, liabilities	(782)	(222)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4	4
Gain (loss) on all other activity included in trading revenues, liabilities	195	(70)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	15
Balance at end of period, liabilities	1,097	900
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	784	845
Transfers in, liabilities	122	133
Transfers out, liabilities	(178)	(55)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	789	1,474
Settlements, liabilities	(686)	(739)
Gain (loss) on transfers in/out included in trading revenues, liabilities	6	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	175	(55)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	36
Foreign currency translation impact, liabilities	(15)	32
Balance at end of period, liabilities	997	1,665
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,671	12,501
Transfers in, liabilities	2,095	1,921
Transfers out, liabilities	(2,483)	(1,794)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,739	2,669
Settlements, liabilities	(2,334)	(2,014)
Gain (loss) on transfers in/out included in trading revenues, liabilities	101	3
Gain (loss) on all other activity included in trading revenues, liabilities	1,209	(402)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	4	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(7)	(128)
Foreign currency translation impact, liabilities	(169)	209
Balance at end of period, liabilities	13,826	12,963
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	528
Transfers in, liabilities	315
Transfers out, liabilities	(228)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	544
Settlements, liabilities	(345)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11
Gain (loss) on all other activity included in trading revenues, liabilities	58
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	9
Foreign currency translation impact, liabilities	(12)
Balance at end of period, liabilities	880
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	11,800	12,259
Transfers in, liabilities	1,765	1,721
Transfers out, liabilities	(2,123)	(1,728)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,959	1,927
Settlements, liabilities	(1,954)	(1,721)
Gain (loss) on transfers in/out included in trading revenues, liabilities	77	4
Gain (loss) on all other activity included in trading revenues, liabilities	1,148	(370)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	4	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(15)	(129)
Foreign currency translation impact, liabilities	(150)	194
Balance at end of period, liabilities	12,511	12,155
Bank | Long-term debt | Long-term debt - of which high-trigger instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	(1)
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	5
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,327	1,467
Transfers in, liabilities	37	19
Transfers out, liabilities	(77)	(29)
Purchases, liabilities	35	7
Sales, liabilities	(57)	(115)
Issuances, liabilities	75	0
Settlements, liabilities	(280)	(354)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(6)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities	30	(24)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	161	110
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	10
Balance at end of period, liabilities	1,234	1,085
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		223
Transfers in, liabilities		12
Transfers out, liabilities		(26)
Purchases, liabilities		2
Sales, liabilities		(107)
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		(6)
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		1
Balance at end of period, liabilities		99
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,854	18,540
Transfers in, liabilities	2,449	2,299
Transfers out, liabilities	(3,143)	(2,181)
Purchases, liabilities	423	134
Sales, liabilities	(485)	(230)
Issuances, liabilities	4,694	5,069
Settlements, liabilities	(4,783)	(3,894)
Gain (loss) on transfers in/out included in trading revenues, liabilities	182	(5)
Gain (loss) on all other activity included in trading revenues, liabilities	1,845	(762)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	161	103
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	4	(2)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	25	(113)
Foreign currency translation impact, liabilities	(251)	273
Balance at end of period, liabilities	SFr 19,975	SFr 19,231